Operating segments	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Operating segments

28.	Operating segments

The Group is organised into business units based on its products and services, and has three reportable operating segments as follow:

Medical and Wellness	Non-surgical aesthetic services, surgical aesthetic services, medical consultation, health screenings, cellular therapy and research and COVID-19 testing
Life Science	Whole genome sequencing and pharmacogenomics
Others	Investment holding and provision for management services

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which, in certain respects as explained in the table below, is measured differently from operating profit or loss in the consolidated statement of profit or loss and other comprehensive income. Group financing (including finance costs) and income taxes are managed on a group basis and are not allocated to operating segments

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
			Restated		Restated
	USD	USD	USD	USD	USD

The Group
2024
Revenue
External sales	2,390,113	523	12,916	-	2,403,552
Inter-segment sales	187,142	392,896	72,328	(652,366)	-

Total revenue	2,577,255	393,419	85,244	(652,366)	2,403,552

Result
Loss from operations	(381,848)	(1,130,176)	(843,707)	-	(2,355,731)
Finance costs	(6,944)	(12,240)	(23,660)	-	(42,844)

Loss before tax	(388,792)	(1,142,416)	(867,367)	-	(2,398,575)
Income tax expense	7,414	-	-	-	7,414

Loss for the financial year	(381,378)	(1,142,416)	(867,367)	-	(2,391,161)

Segment assets	1,888,659	2,893,474	8,462,565	(6,543,765)	6,700,933
Segment liabilities	2,676,331	5,194,755	3,762,231	(6,383,376)	5,249,941

(Forward)

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2024
Other information
Amortisation of intangible assets	31	-	44,776	-	44,807
Amortisation of right-of-use assets	141,762	117,110	144,147	-	403,019
Additional of property, plant and equipment	75,773	42,013	103,531	-	221,317
Depreciation of property, plant and equipment	67,906	370,197	17,510	-	455,613
Property, plant and equipment written off	14,083	-	-	-	14,083

2023
Revenue
External sales	3,557,231	24,118	13,479	-	3,594,828
Inter-segment sales	21,564	877,251	75,480	(974,295)	-

Total revenue	3,578,795	901,369	88,959	(974,295)	3,594,828

Result
Profit/(Loss) from operations	589,943	(839,914)	(1,859,838)	1,574,357	(535,452)
Finance costs	(20,366)	(20,845)	(5,397)	-	(46,608)

Profit/(Loss) before tax	569,577	(860,759)	(1,865,235)	1,574,357	(582,060)
Income tax expense	(147,802)	-	-	-	(147,802)

Profit/(Loss) for the financial year	421,775	(860,759)	(1,865,235)	1,574,357	(729,862)

Segment assets	2,470,724	3,562,862	5,246,641	(6,477,331)	4,802,896
Segment liabilities	2,912,837	4,824,921	2,030,974	(6,596,592)	3,172,140

(Forward)

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD	USD	USD	USD	USD
The Group
2023
Other information
Amortisation of intangible assets	119	44,928	46,726	-	91,773
Amortisation of right-of-use assets	171,021	122,214	33,757	-	326,992
Depreciation of property, plant and equipment	83,216	386,963	9,682	-	479,861
Additional of property, plant and equipment	49,093	222,685	2,689	-	274,467
Property, plant and equipment written off	23,880	45,282	-	-	69,162
Impairment losses on investment in associates	-	-	250	-	250
Impairment losses on investment in unquoted shares	-	-	343	-	343

Geographical segments

The Group’s revenue from contracts with customers were generated within Malaysia,

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Operating segments

28.	Operating segments

The Group is organised into business units based on its products and services, and has three reportable operating segments as follow:

Medical and Wellness	Non-surgical aesthetic services, surgical aesthetic services, medical consultation, health screenings, cellular therapy and research and COVID-19 testing
Life Science	Whole genome sequencing and pharmacogenomics
Others	Investment holding and provision for management services

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which, in certain respects as explained in the table below, is measured differently from operating profit or loss in the consolidated statement of profit or loss and other comprehensive income. Group financing (including finance costs) and income taxes are managed on a group basis and are not allocated to operating segments

The following is an analysis of the Group’s revenue and results by the operating segments.

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)

The Group
1.4.2024 to 30.9.2024
Revenue
External sales	1,822,108	462	7,111	-	1,829,681
Inter-segment sales	139,011	203,251	42,664	(384,926)	-

Total revenue	1,961,119	203,713	49,775	(384,926)	1,829,681

Result
Profit/(Loss) from operations	333,709	(656,631)	(868,497)	-	(1,191,419)
Finance costs	(13,781)	(3,360)	-	-	(17,141)

Profit/(Loss) before tax	319,928	(659,991)	(868,497)	-	(1,208,560)
Income tax expense	(12,207)	(41,264)	-	-	(53,471)

Profit/(Loss) for the financial period	307,721	(701,255)	(868,497)	-	(1,262,031)

Segment assets	2,906,779	3,261,435	10,113,596	(8,196,713)	8,085,097
Segment liabilities	3,537,863	6,582,980	5,610,413	(7,973,623)	7,757,633

(Forward)

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)
The Group
1.4.2024 to 30.9.2024
Other information
Amortisation of intangible assets	18	-	24,650	-	24,668
Amortisation of right-of-use assets	81,837	64,474	86,199	-	232,510
Additional of property, plant and equipment	34,127	34,516	4,016	-	72,659
Depreciation of property, plant and equipment	33,371	207,215	9,936	-	250,522

1.4.2023 to 30.9.2023
Revenue
External sales	1,272,468	519	7,242	-	1,280,229
Inter-segment sales	136,869	228,555	35,895	(401,319)	-

Total revenue	1,409,337	229,074	43,137	(401,319)	1,280,229

Result
Loss from operations	(121,786)	(528,169)	(193,421)	-	(843,376)
Finance costs	(4,046)	(7,067)	(1,772)	-	(12,885)

Loss before tax	(125,832)	(535,236)	(195,193)	-	(856,261)
Income tax expense	-	-	-	-	-

Loss for the financial period	(125,832)	(535,236)	(195,193)	-	(856,261)

Segment assets	2,589,814	3,330,702	5,613,542	(6,505,533)	5,030,525
Segment liabilities	3,132,014	5,052,693	1,995,945	(6,568,638)	3,612,014

(Forward)

28.	Operating segments (Cont’d)

	Medical and Wellness	Life Science	Others	Eliminations	Consolidated
	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)
The Group
1.4.2023 to 30.9.2023
Other information
Amortisation of intangible assets	16	-	-	-	16
Amortisation of right-of-use assets	81,329	58,120	16,054	-	155,503
Depreciation of property, plant and equipment	33,216	183,172	7,683	-	224,071
Additional of property, plant and equipment	42,298	17,323	101,051	-	160,672

Geographical segments

The Group’s revenue from contracts with customers were generated within Malaysia,